Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2022, December 31, 2021 and December 31, 2020.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) (in millions) ($)	Adjusted EBITDA (6) (in millions) ($)
					Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)
2022	1,273,616	(348,509)(7)	1,124,294	(532,188)(7)	98.43	122.85	21.8	343.1
2021	2,118,469	4,264,536(8)	2,622,683	3,306,151(8)	493.73	151.16	(109.1)	306.0
2020	2,851,996	2,596,940(9)	1,490,102	1,317,151(9)	173.73	114.73	(53.5)	191.9

(1)	The name of the Principal Executive Officer of the Company (“ PEO ”) reflected in these columns for each of the applicable fiscal years is Darren Hawkins.
(2)
In calculating the “compensation actually paid” (as used in Item 402(v) of Regulation
S-K)
(“
compensation actually paid
”) amounts reflected in these columns, the adjustments made to the pension benefit values were computed in accordance with U.S. GAAP and the fair value or change in fair value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the
non-PEO
NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Daniel Olivier, Darrel Harris, Leah Dawson, Jason Ringgenberg and James Faught; (ii) for fiscal year 2021, Daniel Olivier, Darrel Harris, Leah Dawson, James Faught and Thomas O’Connor; and (iii) for fiscal year 2020, Daniel Oliver, Jamie Pierson, Thomas O’Connor, Jason Ringgenberg and Scott Ware.

(4)
The Company’s Total Shareholder Return (“
TSR
”) and Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Transportation Average Stock Index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.

(5)	Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year.
(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2022.

(7)
For fiscal year 2022, the compensation actually paid to the PEO and the average compensation actually paid the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2022 Summary Compensation Table	1,273,616	1,124,294
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2022 Summary Compensation Table	—	—
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2022	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2022 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	—	(529,761)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	—	67,451
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,197,000)	(1,030,626)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	80,725
Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	(425,125)	(233,831)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	(10,440)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—

Total Adjustments	(1,622,125)	(1,656,482)

Compensation Actually Paid for Fiscal Year 2022	(348,509)	(532,188)

(8)
For fiscal year 2021, the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2021 Summary Compensation Table	2,118,469	2,622,683
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2021 Summary Compensation Table	—	(25,200)
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2021	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2021 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	—	(1,167,885)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	—	1,726,678
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,938,000	17,136
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	185,114

	PEO ($)	Average Non-PEO NEOs ($)
Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	208,067	30,884
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	(83,259)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—

Total Adjustments	2,146,067	683,468

Compensation Actually Paid for Fiscal Year 2021	4,264,536	3,306,151

(9)
For fiscal year 2020, the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs reflect the following adjustments made
to
the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2020 Summary Compensation Table	2,851,996	1,490,102
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2020 Summary Compensation Table	(41,000)	(37,000)
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2020	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2020 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	(1,007,000)	(379,480)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	1,578,188	348,863
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	27,219	6,075
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	251,750	146,386
Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	(38,531)	20,631
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	(1,025,681)	(278,426)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—

Total Adjustments	(255,056)	(172,951)

Compensation Actually Paid for Fiscal Year 2020	2,596,940	1,317,151

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The names of each of the
non-PEO
	NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Daniel Olivier, Darrel Harris, Leah Dawson, Jason Ringgenberg and James Faught; (ii) for fiscal year 2021, Daniel Olivier, Darrel Harris, Leah Dawson, James Faught and Thomas O’Connor; and (iii) for fiscal year 2020, Daniel Oliver, Jamie Pierson, Thomas O’Connor, Jason Ringgenberg and Scott Ware.
Peer Group Issuers, Footnote [Text Block]	The Company’s Total Shareholder Return (“
TSR
”) and Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Transportation Average Stock Index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 1,273,616	$ 2,118,469	$ 2,851,996
PEO Actually Paid Compensation Amount	$ (348,509)	4,264,536	2,596,940
Adjustment To PEO Compensation, Footnote [Text Block]
(7)
For fiscal year 2022, the compensation actually paid to the PEO and the average compensation actually paid the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2022 Summary Compensation Table	1,273,616	1,124,294
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2022 Summary Compensation Table	—	—
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2022	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2022 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	—	(529,761)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	—	67,451
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,197,000)	(1,030,626)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	80,725
Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	(425,125)	(233,831)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	(10,440)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—

Total Adjustments	(1,622,125)	(1,656,482)

Compensation Actually Paid for Fiscal Year 2022	(348,509)	(532,188)

(8)
For fiscal year 2021, the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2021 Summary Compensation Table	2,118,469	2,622,683
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2021 Summary Compensation Table	—	(25,200)
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2021	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2021 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	—	(1,167,885)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	—	1,726,678
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,938,000	17,136
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	185,114

	PEO ($)	Average Non-PEO NEOs ($)
Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	208,067	30,884
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	(83,259)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—

Total Adjustments	2,146,067	683,468

Compensation Actually Paid for Fiscal Year 2021	4,264,536	3,306,151

(9)
For fiscal year 2020, the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs reflect the following adjustments made
to
the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2020 Summary Compensation Table	2,851,996	1,490,102
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2020 Summary Compensation Table	(41,000)	(37,000)
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2020	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2020 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	(1,007,000)	(379,480)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	1,578,188	348,863
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	27,219	6,075
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	251,750	146,386
Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	(38,531)	20,631
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	(1,025,681)	(278,426)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—

Total Adjustments	(255,056)	(172,951)

Compensation Actually Paid for Fiscal Year 2020	2,596,940	1,317,151

Non-PEO NEO Average Total Compensation Amount	$ 1,124,294	2,622,683	1,490,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ (532,188)	3,306,151	1,317,151
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
For fiscal year 2022, the compensation actually paid to the PEO and the average compensation actually paid the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2022 Summary Compensation Table	1,273,616	1,124,294
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2022 Summary Compensation Table	—	—
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2022	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2022 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	—	(529,761)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	—	67,451
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,197,000)	(1,030,626)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	80,725
Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	(425,125)	(233,831)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	(10,440)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—

Total Adjustments	(1,622,125)	(1,656,482)

Compensation Actually Paid for Fiscal Year 2022	(348,509)	(532,188)

(8)
For fiscal year 2021, the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2021 Summary Compensation Table	2,118,469	2,622,683
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2021 Summary Compensation Table	—	(25,200)
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2021	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2021 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	—	(1,167,885)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	—	1,726,678
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,938,000	17,136
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	185,114

	PEO ($)	Average Non-PEO NEOs ($)
Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	208,067	30,884
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	(83,259)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—

Total Adjustments	2,146,067	683,468

Compensation Actually Paid for Fiscal Year 2021	4,264,536	3,306,151

(9)
For fiscal year 2020, the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO
NEOs reflect the following adjustments made
to
the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2020 Summary Compensation Table	2,851,996	1,490,102
Less, the Change in Actuarial Present Value of Benefit Benefits Reported in 2020 Summary Compensation Table	(41,000)	(37,000)
Plus, Actuarially Determined Service Cost for Serviced Rendered by the Executive During 2020	—	—
Plus, Entire Cost of Benefits Granted in an Amendment or Initiation During 2020 Attributed to Services Rendered Prior to the Amendment or Initiation	—	—
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	(1,007,000)	(379,480)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	1,578,188	348,863
Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	27,219	6,075
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	251,750	146,386
Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	(38,531)	20,631
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	(1,025,681)	(278,426)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—

Total Adjustments	(255,056)	(172,951)

Compensation Actually Paid for Fiscal Year 2020	2,596,940	1,317,151

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO
NEOs is generally aligned with the Company’s TSR over the three years presented in the table. This is because a significant portion of the compensation actually paid to the PEO for 2020 and non-PEO
NEOs for the three years presented in the table is comprised of “at risk” compensation in the form of annual cash bonuses and equity awards.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The Company does not use net income as a performance measure in its overall executive compensation program, and, as a result, there is not a direct correlation between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO
NEOs as set forth in the table. Although net income for 2020 and 2021 was negative, the compensation actually paid was positive due to performance against Adjusted EBITDA metrics applicable to the STIP. For 2022, net income was positive, but the compensation actually paid was negative due to Adjusted EBITDA achievement below the threshold level under the STIP, levels of achievement for other measures applicable to the STIP, and a decrease in the Company Common Stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO
NEOs is generally aligned with the Company’s Adjusted EBITDA for 2020 and 2021. Due to aggressive Adjusted EBITDA goals for the STIP, an increased Adjusted EBITDA for 2022 resulted in negative compensation actually paid for the PEO and the average of non-PEOs.
As described in
Compensation Discussion and Analysis—Description of Compensation Components—Short-Term Incentive Compensation
, Adjusted EBITDA is a measure that reflects our EBITDA and further adjusts for various items. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for fiscal year 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and Peer Group TSR
As demonstrated by the following graph, the Company’s TSR from the beginning to the end of the period presented in the table was generally flat, while the Company’s peer group TSR increased approximately 7.1% over the three years presented in the table. However, the Company’s TSR outperformed the peer group during two of the three years presented in the table, particularly for 2021 due to strong financial performance.

Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table lists
our
most important performance measures used by us to link compensation actually paid to our NEOs to Company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Adjusted EBITDA
Operating Ratio
Operating Income

Total Shareholder Return Amount	$ 98.43	493.73	173.73
Peer Group Total Shareholder Return Amount	122.85	151.16	114.73
Net Income (Loss)	$ 21,800,000	$ (109,100,000)	$ (53,500,000)
Company Selected Measure Amount	343,100,000	306,000,000	191,900,000
PEO Name	Darren Hawkins.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
PEO [Member] | Change in Actuarial Present Value of Benefit Benefits Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (41,000)
PEO [Member] | Grant Date Fair Value of Stock Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,007,000)
PEO [Member] | YearEnd Fair Value of Awards Granted in 2022 that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,578,188
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,197,000)	$ 1,938,000	27,219
PEO [Member] | Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			251,750
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(425,125)	208,067	(38,531)
PEO [Member] | Prior YearEnd Fair Value of Awards Granted in Prior Years that Failed [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,025,681)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,622,125)	2,146,067	(255,056)
Non-PEO NEO [Member] | Change in Actuarial Present Value of Benefit Benefits Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(25,200)	(37,000)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(529,761)	(1,167,885)	(379,480)
Non-PEO NEO [Member] | YearEnd Fair Value of Awards Granted in 2022 that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,451	1,726,678	348,863
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,030,626)	17,136	6,075
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	80,725	185,114	146,386
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(233,831)	30,884	20,631
Non-PEO NEO [Member] | Prior YearEnd Fair Value of Awards Granted in Prior Years that Failed [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,440)	(83,259)	(278,426)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,656,482)	$ 683,468	$ (172,951)